Document and Entity Information	Sep. 03, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 03, 2024
Entity Registrant Name	LANTHEUS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36569
Entity Tax Identification Number	35-2318913
Entity Address Address Line 1	201 Burlington Road, South Building
Entity Address City Or Town	Bedford
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01730
City Area Code	978
Local Phone Number	671-8001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	LNTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001521036